DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - MORINGA ACQUISITION CORP [Member] - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Description of Organization and Business Operations [Line Items]
Partial redemptions			$ 113,000,000
Net asset value per share (in Dollars per share)			$ 1	$ 1
Business combination of net assets held in trust account			80.00%	80.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Cash			18,000	108,000
Accumulated deficit			3,386,000	2,848,000
Trust account			$ 5,924,118,000	5,697,632,000	$ 27,404,863,000	$ 116,692,038,000
Amount from the investments held in trust account				$ 113,000,000
Public Offering [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock (in Shares)		10,000,000	11,500,000	11,500,000
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Trust account				$ 100,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations [Line Items]
Sale of stock (in Shares)	1,500,000		1,500,000	1,500,000
Trust account	$ 15,000,000